Other Intangible Assets, Net (Details) - Schedule of other Intangible assets future amortization expense - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Schedule of other Intangible assets future amortization expense [Abstract]
2020	$ 9,624
2021	8,613
2022	5,881
2023	5,550
2024	2,707
2025 and thereafter	1,660
Other intangible assets amortization expense	$ 34,035	$ 42,820